Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE L - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2022 and 2021, and the results of its operations and its cash flows for the fiscal years ended June 30, 2022 and 2021.

	2022	2021
ASSETS
Interest-bearing deposits in First Federal of Hazard	$1,185	$933
Interest-bearing deposits in First Federal of Kentucky	703	1,070
Other interest-bearing deposits	9	9
Cash and cash equivalents	1,897	2,012
Investment in First Federal of Hazard	18,433	18,407
Investment in Frankfort First	31,139	31,646
Prepaid expenses and other assets	602	458
Total assets	$52,071	$52,523

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$46	$227
	46	227
Shareholders’ equity	52,025	52,296
Total liabilities and shareholders’ equity	$52,071	$52,523

	2022	2021
Income
Interest income	$14	$27
Non-interest income	-	15
Dividends from First Federal of Hazard	846	590
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	32	101
Dividends from Frankfort First	1,480	826
Equity in undistributed (excess distributed) earnings of Frankfort First	(475)	434
Total income	1,897	1,993
Non-interest expenses	384	330
Earnings before income taxes	1,513	1,663
Income tax benefit	(77)	(157)
Net income	1,590	1,820
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of tax benefits of $0 and $(1) in 2022 and 2021, respectively	-	(2)
	$1,590	$1,818

	2022	2021
Cash flows from operating activities:
Net earnings for the year	$1,590	$1,820
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	443	(535)
Noncash compensation expense	73	122
Gain on sale of automobile	-	15
Depreciation	-	11
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(106)	449
Other liabilities	(181)	201
Net cash provided by operating activities	1,819	2,084

Cash flows from financing activities:
Treasury stock purchases	(540)	(167)
Dividends paid on common stock	(1,394)	(1,388)
Net cash used in financing activities	(1,934)	(1,555)
Net increase (decrease) in cash and cash equivalents	(115)	529
Cash and cash equivalents at beginning of year	2,012	1,483
Cash and cash equivalents at end of year	$1,897	$2,012